Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Other assets:
Receivables from brokers, dealers and customers for securities transactions	[1]	¥ 783,439	¥ 1,517,235
Other		358,702	400,676
Collateral pledged for derivative transactions		1,246,026	856,439
Margins provided for futures contracts		602,039	159,747
Other		941,167	857,814
Prepaid pension cost		711,981	850,472
ROU assets	[2],[3]	613,068
Security deposits		107,294	123,317
Loans held for sale		60,084	24,921
Other		542,079	485,383
Total		5,965,879	5,276,004
Other liabilities:
Payables to brokers, dealers and customers for securities transactions	[1]	2,161,075	2,572,315
Other		375,127	442,776
Guaranteed trust principal	[4]	824,431	809,450
Lease liabilities	[2],[3]	¥ 627,250
Operating Lease, Liability, Statement of Financial Position [Extensible List]		us-gaap:OperatingLeaseLiability
Collateral accepted for derivative transactions		¥ 846,426	589,411
Margins accepted for futures contracts		797,317	339,863
Unearned income	[5]	122,072	126,594
Other		1,244,697	1,052,297
Total		¥ 6,998,395	¥ 5,932,706

[1]	Receivables from brokers, dealers and customers for securities transactions included ¥555,938 million and ¥3,136 million of such receivables of consolidated VIEs at March 31, 2019 and 2020, respectively. Payables to brokers, dealers and customers for securities transactions included ¥620,766 million and ¥3,225 million of such payables of consolidated VIEs at March 31, 2019 and 2020, respectively.
[2]	ROU assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.
[3]	ROU assets and lease liabilities were initially recognized in connection with the adoption of ASU No.2016-02 on April 1, 2019. See Note 1 “Basis of presentation and summary of significant accounting policies” and Note 2 “Issued accounting pronouncements” for further information.
[4]	Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 24 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.
[5]	Unearned income is primarily comprised of loan fees received from consumer loan customers when loans are made. This income is deferred and recognized in earnings over the life of the loan.